Other Comprehensive Income, Cumulative OCI Balances (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cumulative OCI balances [Abstract]
Balance, beginning of period		$ 208,079	$ 200,497	$ 193,891
Balance, beginning of period adjusted balance			208,055	200,284	$ 194,012
Net change, Other comprehensive income (loss), net of tax		(3,676)	763	(3,451)
Less: Other comprehensive income (loss) from noncontrolling interests		2	62	17
Balance, end of period		197,066	208,079	200,497
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Net unrealized gains (losses) arising during the period, Before tax	[1]	(4,493)	2,719	(3,458)
Reclassification of net (gains) losses to net income, Before tax	[1]	248	(737)	(1,240)
Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment	[2]			(213)
Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Net unrealized gains (losses) arising during the period, Before tax			81	259
Reclassification of net (gains) losses to net income, Before tax			(456)	(300)
Cumulative other comprehensive income [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		(2,144)	(3,137)	297
Balance, beginning of period adjusted balance			(2,262)	(2,969)	297
Reclassification of certain tax effects to retained earnings		(400)
Net unrealized gains (losses) arising during the period		(4,278)	1,462	(2,137)
Amounts reclassified from accumulated other comprehensive income		602	(699)	(1,314)
Net change, Other comprehensive income (loss), net of tax		(4,076)	763	(3,451)
Balance, end of period		(6,336)	(2,144)	(3,137)
Cumulative other comprehensive income [Member] | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment	[2]			168
Cumulative other comprehensive income [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment	[3]		(118)
Debt securities, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		171	(1,099)	1,813
Balance, beginning of period adjusted balance			53	(1,099)
Reclassification of certain tax effects to retained earnings		31
Net unrealized gains (losses) arising during the period		(3,393)	1,663	(2,156)
Amounts reclassified from accumulated other comprehensive income		187	(459)	(773)
Net change, Other comprehensive income (loss), net of tax		(3,175)	1,204	(2,929)
Balance, end of period		(3,122)	171	(1,099)
Debt securities, parent [Member] | Accounting Standards Update 2016-01 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment			(118)
Derivative and hedging activities, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		(418)	89	620
Balance, beginning of period adjusted balance			(418)	257
Reclassification of certain tax effects to retained earnings		(87)
Net unrealized gains (losses) arising during the period		(402)	(337)	110
Amounts reclassified from accumulated other comprehensive income		222	(338)	(641)
Net change, Other comprehensive income (loss), net of tax		(267)	(675)	(531)
Balance, end of period		(685)	(418)	89
Derivative and hedging activities, parent [Member] | Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Transition Adjustment				168
Defined benefit plans adjustments, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		(1,808)	(1,943)	(1,951)
Balance, beginning of period adjusted balance			(1,808)	(1,943)
Reclassification of certain tax effects to retained earnings		(353)
Net unrealized gains (losses) arising during the period		(328)	37	(92)
Amounts reclassified from accumulated other comprehensive income		193	98	100
Net change, Other comprehensive income (loss), net of tax		(488)	135	8
Balance, end of period		(2,296)	(1,808)	(1,943)
Foreign currency translation adjustments, parent [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		(89)	(184)	(185)
Balance, beginning of period adjusted balance			(89)	(184)
Reclassification of certain tax effects to retained earnings		9
Net unrealized gains (losses) arising during the period		(155)	99	1
Amounts reclassified from accumulated other comprehensive income		0	0	0
Net change, Other comprehensive income (loss), net of tax		(146)	99	1
Balance, end of period		(233)	(89)	(184)
Noncontrolling interests [Member]
Cumulative OCI balances [Abstract]
Balance, beginning of period		1,143	916	893
Balance, beginning of period adjusted balance			1,143	916	$ 1,014
Less: Other comprehensive income (loss) from noncontrolling interests		(2)	(62)	(17)
Balance, end of period		900	1,143	916
AOCI Attributable to Noncontrolling Interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive income (loss) from noncontrolling interests		(2)	(62)	(17)
Debt securities, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive income (loss) from noncontrolling interests		0	(66)	(17)
Derivative and hedging activities, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive income (loss) from noncontrolling interests		0	0	0
Defined benefit plans adjustments, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive income (loss) from noncontrolling interests		0	0	0
Foreign currency translation adjustments, noncontrolling interest [Member]
Cumulative OCI balances [Abstract]
Less: Other comprehensive income (loss) from noncontrolling interests		$ (2)	$ 4	$ 0

[1]	(1)The year ended December 31, 2017, and December 31, 2016, includes net unrealized gains (losses) arising during the period from equity securities of $81 million and $259 million and reclassification of net (gains) losses to net income related to equity securities of $(456) million and $(300) million, respectively. In connection with our adoption in first quarter 2018 of ASU 2016-01, the year ended December 31, 2018, reflects net unrealized gains (losses) arising during the period and reclassification of net (gains) losses to net income from only debt securities.
[2]	(3)Effective January 1, 2017, we adopted changes in hedge accounting pursuant to ASU 2017-12 – Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities.
[3]	(1)Effective January 1, 2018, we adopted ASU 2016-04 – Liabilities – Extinguishments of Liabilities (Subtopic 405-20): Recognition of Breakage for Certain Prepaid Stored-Value Products, ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, and ASU 2014-09 – Revenue from Contracts With Customers (Topic 606) and subsequent related Updates. See Note 1 (Summary of Significant Accounting Policies) in this Report for more information.